Defiance Quantum ETF
Schedule of Investments
September 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Communication Services - 3.2%
281	Alphabet, Inc. - Class A (a)	$411,833
149,541	Koninklijke KPN NV	351,946
17,200	Nippon Telegraph & Telephone Corporation	350,422
		1,114,201
	Consumer Discretionary - 1.5%
1,816	Alibaba Group Holding, Ltd. - ADR(a)	533,868
	Industrials - 10.5%
4,852	Airbus SE (a)	353,159
2,542	Honeywell International, Inc.	418,439
980	Lockheed Martin Corporation	375,614
23,914	Maxar Technologies, Inc.	595,455
29,900	Mitsubishi Electric Corporation	402,756
1,179	Northrop Grumman Corporation	371,963
5,870	Raytheon Technologies Corporation	337,760
3,336	Siemens AG	422,022
13,900	Toshiba Corporation	351,814
		3,628,982
	Information Technology - 82.6% (b)
1,949	Accenture plc - Class A	440,454
7,529	Advanced Micro Devices, Inc. (a)(c)	617,303
2,919	Alteryx, Inc. - Class A (a)(c)	331,452
3,236	Analog Devices, Inc. (c)	377,771
4,912	Apple, Inc.	568,859
6,815	Applied Materials, Inc.	405,152
1,124	ASML Holding NV	414,793
55,000	Asustek Computer, Inc.	481,407
4,998	Atos SE (a)	403,230
75,622	BlackBerry, Ltd. (a)	345,911
9,210	Brooks Automation, Inc.	426,055
4,340	Cadence Design Systems, Inc. (a)	462,774
10,094	Cerence, Inc. (a)(c)	493,294
10,993	CEVA, Inc. (a)	432,794
5,717	Cirrus Logic, Inc. (a)	385,612
36,691	Cloudera, Inc. (a)	399,565
7,046	Cognex Corporation	458,695
8,442	FLIR Systems, Inc. (c)	302,646
3,700	Fujitsu, Ltd.	502,776
50,000	Global Unichip Corporation	448,864
24,087	HP, Inc.	457,412
6,291	Intel Corporation	325,748
3,073	International Business Machines Corporation	373,892
756,137	IQE plc (a)	498,545
15,444	Jenoptik AG	414,728
2,126	KLA Corporation	411,891
4,448	Koh Young Technology, Inc.	340,398
1,356	Lam Research Corporation	449,853
14,641	Lattice Semiconductor Corporation (a)(c)	424,003
11,041	Marvell Technology Group, Ltd.	438,328
6,541	Maxim Integrated Products, Inc. (a)	442,237
24,000	MediaTek, Inc.	503,004
3,707	Microchip Technology, Inc. (c)	380,931
7,735	Micron Technology, Inc. (a)	363,236
2,167	Microsoft Corporation	455,785
3,161	MicroStrategy, Inc. - Class A (a)	475,920

3,502	MKS Instruments, Inc.	382,523
9,567	National Instruments Corporation	341,542
8,800	NEC Corporation	512,006
92,725	Nokia Corporation - ADR (a)(c)	362,555
17,720	Nuance Communications, Inc. (a)(c)	588,127
1,129	NVIDIA Corporation	611,037
3,616	NXP Semiconductors NV	451,313
20,890	ON Semiconductor Corporation (a)(c)	453,104
11,520	Onto Innovation, Inc. (a)	343,066
7,495	Oracle Corporation	447,451
4,604	QUALCOMM, Inc.	541,799
71,600	Renesas Electronics Corporation (a)	519,037
350	Samsung Electronics Company, Ltd. - GDR (d)	443,450
2,920	SAP SE	454,588
7,330	Seagate Technology plc (c)	361,149
5,507	SK Hynix, Inc.	395,543
2,184	Splunk, Inc. (a)	410,876
14,354	STMicroelectronics NV - ADR	440,524
5,865	Synaptics, Inc. (a)(c)	471,663
2,171	Synopsys, Inc. (a)	464,551
7,299	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	591,730
10,990	Talend SA - ADR (a)(c)	429,050
18,226	Teradata Corporation (a)	413,730
5,413	Teradyne, Inc. (c)	430,117
3,080	Texas Instruments, Inc.	439,793
19,312	Tower Semiconductor, Ltd. (a)	351,865
17,148	Ultra Clean Holdings, Inc. (a)(c)	367,996
2,674	VMware, Inc. - Class A (a)(c)	384,174
8,617	Western Digital Corporation (a)(c)	314,951
4,140	Xilinx, Inc.	431,554
		28,606,182
	Materials - 1.5%
21,200	JSR Corporation	500,017
	Utilities - 0.1%
1,668	Siemens Energy AG (a)	44,988
	TOTAL COMMON STOCKS (Cost $29,533,622)	34,428,238

	SHORT-TERM INVESTMENTS - 0.5%
158,181	First American Government Obligations Fund, Class X, 0.07% (e)	158,181
	TOTAL SHORT-TERM INVESTMENTS (Cost $158,181)	158,181

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.2%
4,904,772	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (f)	4,904,772
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,904,772)	4,904,772

	TOTAL INVESTMENTS - 114.1% (Cost $34,596,575)	39,491,191
	Liabilities in Excess of Other Assets - (14.1)%	(4,875,591)
	NET ASSETS - 100.0%	$34,615,600

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	All or part of this security is on loan as of September 30, 2020. The total value of securities on loan is $4,730,703.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such security is treated  as a liquid security, according to the Fund's liquidity guidelines. At September 30, 2020, the value of this security was $443,450 or 1.3% of net assets.

(e)	Rate shown is the annualized seven-day yield as of September 30, 2020.
(f)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,428,238	$-	$-	$34,428,238
Short-Term Investments	158,181	-	-	158,181
Investments Purchased with Proceeds from Securities Lending	-	4,904,772	-	4,904,772
Total Investments in Securities	$34,586,419	$4,904,772	$-	$39,491,191
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.